INTANGIBLE ASSETS AND GOODWILL - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total amortization expense	$ 6,388	$ 7,106
Capitalized expense included in cost of goods sold	2,927	3,058
Capitalized expense to inventory for prior periods	237	977
Expense included in cost of goods sold and ending inventory
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total amortization expense	2,991	3,245
Expense included in selling, general, and administrative expense
Intangible Asset, Acquired, Finite-Lived [Line Items]
Total amortization expense	$ 3,397	$ 3,861